Exhibit (c)

MONTHLY CERTIFICATEHOLDERS' STATEMENT DISCOVER CARD MASTER TRUST I Series 2003-4, Subseries 2 Monthly Statement Class A Certificate CUSIP # 25466KEU9 Class B Certificate CUSIP # 25466KEV7

Distribution Date: October 15, 2009

Month Ending: September 30, 2009

Pursuant to the Amended and Restated Series Supplement dated as of July 31, 2009, as amended, (the 'Series Supplement') relating to the Amended and Restated Pooling and Servicing Agreement dated as of November 3, 2004, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee, (the 'Pooling and Servicing Agreement') the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Trust. We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. The Pooling and Servicing Agreement was filed by the Trust as Exhibit 4.2 to the Trust's Current Report on Form 8-K filed on October 29, 2004, and the Series Supplement was filed by the Trust as Exhibit 4.4 to the Trust's Current Report on Form 8-K filed on August 5, 2009 in each case under the file number 000-23108. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement.

1.	Payments to investors in Series 2003-4, Subseries 2 on this Distribution Date (per $1000 of Class Initial Investor Interest)
	Series 2003-4, Subseries 2				Total	Interest	Principal
		Class A	30 days at	0.42338000%	$0.352816667	$0.352816667	$0.000000000
		Class B	30 days at	0.67338000%	$0.561150124	$0.561150124	$0.000000000

	Interest Accrual Period: from and including September 15, 2009 to but excluding October 15, 2009
	LIBOR Determination Date: September 11, 2009

2.	Principal Receivables for September, 2009				Beginning Principal Balances	Ending Principal Balances
	(a)	Aggregate Investor Interest			$27,399,112,884.00		$26,583,112,884.00
		Seller Interest			$10,035,182,669.42		$10,116,548,248.10
		Total Master Trust			$37,434,295,553.42		$36,699,661,132.10
	(b)	Group One Investor Interest			$27,399,112,884.00		$26,583,112,884.00
	(c)	Group One Investor Interest for Interchange Series			$27,399,112,884.00		$26,583,112,884.00
	(d)	Series 2003-4, Subseries 2 Investor Interest			$789,474,000.00		$789,474,000.00
	(e)	Class A Investor Interest			$750,000,000.00		$750,000,000.00
		Class B Investor Interest			$39,474,000.00		$39,474,000.00
	(f)	Total Master Trust # of Accounts			25,696,454		25,253,076
	(g)	Minimum Principal Receivables Balance at the end of the month (1)					$28,583,992,348.39
	(h)	Amount by which Master Trust Principal Receivables
		exceed the Minimum Principal Receivables Balance at the end of the month					$8,115,668,783.71

3.	Allocation of Receivables and other amounts collected during September, 2009
		Finance Charge Collections		Principal Collections	Interchange
	(a)	Allocation between Investors and Seller:
		Aggregate Investor Allocation	$382,128,993.48	$4,840,789,000.78	$73,671,038.54
		Seller Allocation	$139,962,209.70	$1,773,033,549.14	$26,983,457.25
	(b) Group One Allocation		$382,128,993.48	$4,840,789,000.78	$73,671,038.54
	(c)	Series 2003-4, Subseries 2 Allocation	$11,010,381.39	$139,478,903.76	$2,122,702.66
	(d)	Class A Allocation	$10,460,097.26	$132,507,934.79	$2,016,612.82
		Class B Allocation	$550,284.13	$6,970,968.97	$106,089.84
	(e) Series 2009-SD Principal Collections available to other
		series in Group One, including Series 2003-4, Subseries
		2, through reallocation to cover shortfalls in interest
		and servicing fees and to reimburse charge-offs	$94,914,967.41	N/A	N/A
	(f)	Group One Portfolio Yield
		(FCC yield excludes principal recoveries,
		see Item 17(b))	15.84%	N/A	3.23%
	(g) Group One Portfolio Yield from Series 2009-SD Principal
		Collections available to other series in Group One,
		including Series 2003-4, Subseries 2	4.24%	N/A	N/A
	(h)	Series 2003-4, Subseries 2 Portfolio Yield
		(FCC yield excludes principal recoveries,
		see Item 17(b))	15.84%	N/A	3.23%
					September, 2009
	(i)	Principal Collections as a monthly percentage of Master Trust Receivables
		at the beginning of September, 2009			17.44%
	(j)	Finance Charge Collections as a monthly percentage of Master Trust Receivables
		at the beginning of September, 2009			1.38%
	(k)	Total Collections as a monthly percentage of Master Trust Receivables
		at the beginning of September, 2009			18.82%
	(l)	Interchange as a monthly percentage of Master Trust Receivables
		at the beginning of September, 2009			0.27%
	(m)	Total Collections and Interchange as a monthly percentage of Master Trust Receivables
		at the beginning of September, 2009			19.08%
	(n)	Series 2009-SD Principal Collections, included in item 3(i) above, available to be used as
		Finance Charge Collections as a monthly percentage of Master Trust Receivables
		at the beginning of September, 2009			0.25%
	(o)	Trust Collections deposited for the month (2)		Prior Month	September, 2009
				$310,578,018.32	$1,114,641,835.88

4.	Information Concerning the Series Principal Funding Account ("SPFA")
		Beginning	Deposits into the SPFA	Deficit Amount on		Ending	Investment
		SPFA Balance	on this Distribution Date	this Distribution Date		SPFA Balance	Income
	Series 2003-4, Subseries 2	$0.00	$ 0.00		$ 0.00	$ 0.00	$ 0.00
5.	Information Concerning Amount of Controlled Liquidation Payments
		Amount Paid on this		Deficit Amount on this		Total Payments through
		Distribution Date		Distribution Date		this Distribution Date
	Series 2003-4, Subseries 2	$ 0.00		$ 0.00			$0.00
6.	Information Concerning the Series Interest Funding Account ("SIFA")
			Beginning	Interest	Deposits into the SIFA		Ending
			SIFA Balance	Shortfall	on this Distribution Date		SIFA Balance
	Series 2003-4, Subseries 2		$ 0.00	$ 0.00	$ 286,763.34		$ 0.00
7.	Pool Factors for September, 2009
	Class A						1.00000000
	Class B						1.00000000
8.	Investor Charged-Off Amount
						Cumulative Investor
					September, 2009	Charged-Off Amount
	(a) Group One				$218,902,559.54		$0.00
	(b) Series 2003-4, Subseries 2				$6,307,295.98		$0.00
	(c) Class A				$5,992,065.77		$0.00
	Class B				$315,230.21		$0.00
	(d) As an annualized percentage of
	Principal Receivables at the
	beginning of September, 2009				9.59%		N/A
9.	Investor Losses for September, 2009					Per $1,000 of Initial
					Total	Series Investor Interest
	(a) Group One				$0.00		$0.00
	(b) Series 2003-4, Subseries 2				$0.00		$0.00
	(c) Class A				$0.00		$0.00
	Class B				$0.00		$0.00

10. Reimbursement of Investor Losses for September, 2009			Per $1,000 of Initial
		Total	Series Investor Interest
(a)	Group One	$0.00	$0.00
(b)	Series 2003-4, Subseries 2	$0.00	$0.00
(c)	Class A	$0.00	$0.00
	Class B	$0.00	$0.00
11. Aggregate Amount of Unreimbursed Investor Losses for September, 2009
			Per $1,000 of Initial
		Total	Series Investor Interest
(a)	Group One	$0.00	$0.00
(b)	Series 2003-4, Subseries 2	$0.00	$0.00
(c)	Class A	$0.00	$0.00
	Class B	$0.00	$0.00
12. Investor Monthly Servicing Fee payable to Discover Bank on this Distribution Date
(a)	Group One		$45,665,188.16
(b)	Series 2003-4, Subseries 2		$1,315,790.00
(c)	Class A		$1,250,000.00
	Class B		$65,790.00
13. Class A Available Subordinated Amount (Note: does not include Subordinate Series)
	Prior Distribution Date		Current Distribution Date
Series 2003-4, Subseries 2, Class B
(a) Total		$98,684,250.00	$98,684,250.00
(b) As a percentage of Class A Invested Amount		13.1579%	13.1579%

14.	Amounts Available from Subordinate Series to this Series on this Distribution Date

				Prior Distribution Date	Current Distribution Date
	(a)	Available Subordinated Amount
		of Subordinate Series (after Usage) for Series 2003-4, Subseries 2		$54,883,219.00	$54,883,219.00

	(b)	Usage of Subordinate Series for Series 2003-4,		$0.00	$0.00
		Subseries 2
	(c)	Subordinate Series Collections and
		Interchange available to Series 2003-4,			$10,517,337.02
		Subseries 2
	(d)	Subordinate Series Collections
		and Interchange used by Series 2003-4, Subseries 2
		to pay interest, Monthly Servicing Fee or
		reimburse the Investor Charged-off Amount			$0.00

	(e)	Subordinate Series Allocable Principal
		Collections used by Series 2003-4, Subseries 2 to pay
		principal			$0.00
15.	Total Available Credit Enhancement Amounts (Note: does not include Subordinate Series)
				Class B Balance on	Class B Balance on
				Prior Distribution Date	Current Distribution Date
	(a)	Maximum Amount		$59,210,550.00	$59,210,550.00

	(b)	Available Amount		$59,210,550.00	$59,210,550.00

	(c)	Amount of unreimbursed Drawings on Credit
		Enhancement			$0.00
	(d)	Credit Enhancement Fee payable to DRFC Funding LLC
		related to loan provided to fund Credit Enhancement			$47,778.02
	(e)	Credit Enhancement Fee paid to DRFC Funding LLC
		related to loan provided to fund Credit Enhancement			$47,778.02

16.	Delinquency Summary

	Master Trust Receivables Outstanding at the end of September, 2009				$37,187,277,362.60

			Number of	Delinquent Amount	Percentage of Ending
		Payment Status	Delinquent Accounts	Ending Balance	Receivables Outstanding
		30-59 Days	91,064	$582,626,838.17	1.57%
		60-89 Days	66,851	$458,019,476.60	1.23%
		90-119 Days	51,232	$366,851,360.91	0.99%
		120-149 Days	46,096	$345,400,717.65	0.93%
		150-179 Days	40,675	$317,023,288.25	0.85%
		180+ Days	0	$0.00	0.00%

		Total	295,918	$2,069,921,681.58	5.57%

				Annualized
17.	Excess Spread applicable to this Distribution Date(3)		Amount	Percentage
	(a)	Group One (4)	$258,211,496.50	11.31%
	(b)	Group One three-month rolling average	$186,215,523.70	8.48%
	(c)	Interchange Subgroup (5)	$258,211,496.50	11.31%
	(d)	Interchange Subgroup three-month rolling average	$186,215,523.70	8.48%
	(e)	Series 2003-4, Subseries 2 (6)	$5,175,456.71	7.87%
	(f)	Series 2003-4, Subseries 2 three-month rolling average	$5,152,341.94	7.83%
18.	Investor Principal Charge-Offs on this Distribution Date(7)		Amount	Rate
	(a)	Gross Charge-offs (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of September, 2009)	$218,902,559.54	9.59%
	(b)	Recoveries (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of September, 2009)	$20,562,314.47	0.90%
	(c)	Net Charge-offs (rate shown as an annualized percentage of Investor
		Principal Receivables at the beginning of September, 2009)	$198,340,245.07	8.69%

U.S. Bank National Association as Trustee By:________________________________ Vice President

(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur.

(2) Only the portion of Trust Collections required to be deposited under the Trust's Required Daily Deposit provisions will typically be deposited in the Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Trust performance.

(3) Investors should refer only to the highest of the Group Excess Spread Percentage (Item 17(a)), the Interchange Subgroup Excess Spread Percentage (Item 17(c)) and the Series Excess Spread Percentage (Item 17(e)) in assessing the current performance of the Trust and the Receivables. An amortization event occurs if the 3-month rolling average Group, Interchange Subgroup, and Series Excess Spreads are all less than zero. If necessary, the Trust will use funds available from series or subseries with positive Series Excess Spreads to cover expenses for series or subseries, if any, with negative Series Excess Spreads.

Funds remaining after reallocation are distributed to Discover Bank for its general use in its regular course of business.

(4) Group Excess Spread is the sum of the Series Excess Spreads for each series, including each subseries, in the Group. The Group Excess Spread Percentage is equal to the Group Excess Spread, multiplied by twelve and divided by the Series Investor Interests at the beginning of the period for each series, including each subseries, in the Group. For purposes of calculating the Group Excess Spread, Series Excess Spread for Series 2009-SD includes the Principal Collections available to other series in Group One through reallocation, except for those Principal Collections included by Series 2007-CC in the calculation of Series Excess Spread for the DiscoverSeries.

(5) Beginning with the month ending July 31, 2009 and the related Distribution Date on August 17, 2009, all outstanding series are Interchange Series or include provisions for an Interchange Series Trigger Date, and as a result, interchange is not deducted from series excess spread for purpose of calculating Group Excess Spread. The 3-month rolling average Group Excess Spread Percentage and the Interchange Subgroup Excess Spread Percentage are the same beginning with the Distribution Date in October 2009.

(6) Series Excess Spread for this Subseries is the difference between (a) the sum of Finance Charge Collections, Investment Income, and Series Interchange for any Class of this Subseries (see Item 3(c)), and (b) the sum of (i) the monthly interest for this Subseries (see"Deposits into the SIFA on this Distribution Date" in Item 6), (ii) the monthly servicing fee for this Subseries (see Item12(b)), (iii) the Investor Charged-Off Amount (see Item 8(b)), and (iv) the Credit Enhancement Fee (see Item 15(d)), in each case for this Distribution Date. Series Excess Spread for this Subseries does not reflect Series 2009-SD principal collections (see Item 3(g)), but such principal collections are available to this Subseries through reallocation provisions to cover shortfalls in interest and servicing fees and to reimburse charge-offs. Beginning with the month ending July 31, 2009 and related Distribution Date on August 17, 2009, all outstanding series are Interchange Series or include provisions for an Interchange Series Trigger Date, and as a result, interchange is not deducted from series excess spread for purposes of calculating Group Excess Spread. The 3-month rolling average Group Excess Spread Percentage and the Interchange Subgroup Excess Spread Percentage are the same beginning with the Distribution Date in October 2009. The Series Excess Spread Percentage is equal to the Series Excess Spread, multiplied by twelve and divided by the Series Investor Interest for this Subseries as of the beginning of the related due period.

(7) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.

MASTER SERVICER'S CERTIFICATE STATEMENT DISCOVER CARD MASTER TRUST I Series 2003-4, Subseries 2 Monthly Statement CREDIT CARD PASS-THROUGH CERTIFICATES

     The undersigned, a duly authorized representative of Discover Bank, as Master Servicer pursuant to the Amended and Restated Pooling & Servicing Agreement dated as of November 3, 2004, as amended (the 'Pooling & Servicing Agreement') and the Amended and Restated Series Supplement dated as of July 31, 2009, as amended (the 'Series Supplement') by and between Discover Bank and U.S. Bank National Association, as Trustee, does hereby certify as follows with respect to the Series Supplement for the Discover Card Master Trust I, Series 2003-4, Subseries 2 Master Trust Certificates for the Distribution Date occurring on October 15, 2009:

1.	Discover Bank is Master Servicer under the Pooling and Servicing Agreement.
2.	The undersigned is a Servicing Officer of Discover Bank as Master Servicer.
3.	The aggregate amount of Collections processed during September, 2009
	is equal to	$7,135,913,753.10
4.	The aggregate amount of Class A Principal Collections processed during September, 2009
	is equal to	$132,507,934.79
5.	The aggregate amount of Class A Finance Charge Collections processed during September, 2009
	is equal to	$10,460,097.26
6.	The aggregate amount of Class A Interchange processed during September, 2009
	is equal to	$2,016,612.82
7.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement:
	(a) with respect to the Class A Required Amount Shortfall is equal to	$0.00
	(b) with respect to the Class A Cumulative Investor Charged-Off Amount is equal to	$0.00
8.	The sum of all amounts payable to the Class A Certificateholders on the current Distribution Date is
	equal to	$264,612.50

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9.	The aggregate amount of Class B Principal Collections processed during September, 2009
	is equal to	$6,970,968.97
10.	The aggregate amount of Class B Finance Charge Collections processed during September, 2009
	is equal to	$550,284.13
11.	The aggregate amount of Class B Interchange processed during September, 2009
	is equal to	$106,089.84
12.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement:
	(a) with respect to the Class B Required Amount Shortfall is equal to	$0.00
	(b) with respect to the Class B Cumulative Investor Charged-Off Amount is equal to	$0.00
13.	The sum of all amounts payable to the Class B Certificateholders on the current Distribution Date is
	equal to	$22,150.84

14.	The amount of drawings under the Credit Enhancement required to be made and not immediately
	reimbursed on the related Drawing Date pursuant to the Series Supplement:
	(a) with respect to the Class B Required Amount Shortfall is equal to	$0.00
	(b) with respect to the Class B Cumulative Investor Charged-off Amount is equal to	$0.00
	(c) with respect to the Class B Investor Interest is equal to	$0.00
15.	The amount of Subordinate Series Collections drawn pursuant to the Series Supplement with respect to the
	Principal Distribution Amount Shortfall is equal to	$0.00

16.	Attached hereto is a true copy of the statement required to be delivered by the Master Servicer on the date of this Certificate to the Trustee pursuant to the section entitled Master Servicer's Monthly Certificate of the Series Supplement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered certificate this 15th day of October, 2009.

Series 2003-4, Subseries 2

DISCOVER BANK as Master Servicer

By:________________________________ Vice President, Chief Financial Officer and Treasurer

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